Business combinations - Narrative (Details)			3 Months Ended	6 Months Ended
	Jun. 09, 2023 USD ($)	Apr. 03, 2023 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Apr. 03, 2023 $ / shares
Circles Collective Inc
Disclosure of detailed information about business combination [line items]
Total purchase consideration		$ 2,991,000
Paid in cash		2,526,000
Cash holdback amount		466,000
Maximum undiscounted amount		$ 500,000
Number of shares issued (in shares) | shares		26,185
Share price (in USD per share) | (per share)		$ 40.74			$ 51.68
Share price (in canadian per share) | (per share)		$ 40.74			$ 51.68
Period results included in combined entity		3 years
Transactions cost			$ 245,000	$ 499,000
Estimated useful life		5 years
Circles Collective Inc | Business combination
Disclosure of detailed information about business combination [line items]
Paid in cash		$ 2,526,000
Additional potential future consideration		$ 4,000,000
Edugo AI HK Limited
Disclosure of detailed information about business combination [line items]
Total purchase consideration	$ 6,741,000
Paid in cash	6,151,000
Maximum undiscounted amount	$ 603,000
Period results included in combined entity		3 years
Transactions cost			$ 304,000	$ 304,000
Estimated useful life	5 years
Edugo AI HK Limited | Business combination
Disclosure of detailed information about business combination [line items]
Additional potential future consideration	$ 8,028,000